Employee Benefit Plan, Fair Value and NAV (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
Investments measured at fair value on a recurring basis at December 31, 2025 and 2024 are as follows:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$100,701,755	$—	$—	$100,701,755
Credit Acceptance stock fund	11,631,580	—	—	11,631,580
Total investments in the fair value hierarchy	$112,333,335	$—	$—	$112,333,335
Investments measured at NAV (a)				214,561,596
Total investments at fair value				$326,894,931

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$83,145,632	$—	$—	$83,145,632
Credit Acceptance stock fund	14,912,313	—	—	14,912,313
Total investments in the fair value hierarchy	$98,057,945	$—	$—	$98,057,945
Investments measured at NAV (a)				172,084,421
Total investments at fair value				$270,142,366
(a) In accordance with Topic 820, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.
The following table summarizes investments for which fair value is measured using NAV per share practical expedient as of December 31, 2025 and 2024, respectively. There are no participant redemption restrictions for these investments; the redemption notice period for the Putnam Stable Value Fund 15 is applicable only to the Plan.

Collective trust funds	December 31, 2025 Fair Value	December 31, 2024 Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Notice period
Putnam Stable Value Fund 15	$7,271,391	$7,482,013	N/A	Daily	12 months
AB US Large Cap Growth CIT (W Series) Class L	13,705,444	10,810,991	N/A	Daily	Daily
Vanguard Target Retirement 2020 Trust II	515,214	572,309	N/A	Daily	Daily
Vanguard Target Retirement 2025 Trust II	6,591,715	6,587,672	N/A	Daily	Daily
Vanguard Target Retirement 2030 Trust II	20,098,555	16,846,918	N/A	Daily	Daily
Vanguard Target Retirement 2035 Trust II	21,349,605	17,635,451	N/A	Daily	Daily
Vanguard Target Retirement 2040 Trust II	33,384,422	28,012,800	N/A	Daily	Daily
Vanguard Target Retirement 2045 Trust II	40,987,572	32,865,227	N/A	Daily	Daily
Vanguard Target Retirement 2050 Trust II	33,736,869	25,448,889	N/A	Daily	Daily
Vanguard Target Retirement 2055 Trust II	24,019,427	17,914,839	N/A	Daily	Daily
Vanguard Target Retirement 2060 Trust II	10,195,244	6,743,525	N/A	Daily	Daily
Vanguard Target Retirement 2065 Trust II	1,668,049	754,569	N/A	Daily	Daily
Vanguard Target Retirement 2070 Trust II	609,727	38,055	N/A	Daily	Daily
Vanguard Target Retirement Income Trust II	428,362	371,163	N/A	Daily	Daily
Total investments measured at NAV	$214,561,596	$172,084,421